John Hancock

Sovereign
Investors
Fund

SEMI
ANNUAL
REPORT

6.30.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

For your information
page 29


Dear Fellow Shareholders,

The U.S. stock market has had a rough beginning in 2001, as last year's downward spiral continued due to growing concern over the slowing economy and a parade of disappointing earnings announcements. The Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, fell by 6.69% in the first six months of the year. The Federal Reserve aggressively began to attack the economic slowdown with interest-rate cuts totaling 2.75 percentage points between January and the end of June. By April, investors began to believe the worst might be over, prompting a sharp stock rally that month. Bonds wound up outperforming stocks overall.

Even with the spring upturn, the stock market remains indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery. More than ever, this is a time to keep a long-term investment perspective and check in with your investment professional to ensure that your portfolio is adequately diversified.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer


YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital without
assuming undue
market risks by
investing in a
diversified portfo
lio of companies
with market capi
talizations within
the range of the
Standard & Poor's
500 Index.

Over the last six months

* The Federal Reserve's rate cuts sparked a springtime stock rally, but the market remained volatile.

* The Fund outperformed the market, but its high-quality growth financials held back relative performance.

* Stock selectivity was critical in this difficult market.

John Hancock Sovereign Investors Fund

[Bar chart with heading "John Hancock Sovereign Investors Fund." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2001." The chart is scaled in increments of 1% with -5% at the bottom and 0% at the top. The first bar represents the -3.87% total return for Class A. The second bar represents the -4.17% total return for Class B. The third bar represents the -4.17% total return for Class C. A note below the chart reads "Total returns are at net asset value with all distributions reinvested."]


Top 10 Holdings

 3.7%   Citigroup
 3.5%   Baxter International
 2.9%   IBM
 2.9%   ExxonMobil
 2.9%   Fannie Mae
 2.8%   Chevron
 2.7%   Johnson & Johnson
 2.6%   General Electric
 2.5%   J.P. Morgan Chase
 2.5%   McGraw-Hill

As a percentage of net assets on June 30, 2001.




BY JOHN F. SNYDER, III, PORTFOLIO MANAGEMENT TEAM LEADER, AND BARRY H. EVANS, CFA, AND PETER M. SCHOFIELD, CFA, PORTFOLIO MANAGERS

John Hancock
Sovereign Investors Fund

MANAGERS'
REPORT

The stock market's malaise extended into 2001. Under the pressure of corporate cost-cutting and layoffs, as well as a sagging U.S. economy, stocks continued their treacherous decline in the first quarter of the year. Once again, technology and telecommunications stocks were among the sectors hardest hit by the market slump. Investors continued their migration to safer havens -- those stocks with steady earnings growth, even in a slower economy, and more reasonable valuations.

"Once again, technology
 and telecommunications
 stocks were among the
 sectors hardest hit by
 the market slump."

But the first half of the year wasn't all gloom and doom. After four straight quarters of tumbling prices, investors finally got some relief when stocks staged a springtime rally. With the Federal Reserve's fifth interest-rate cut, investors began to believe that the worst might finally be over for the U.S. economy. Although stocks surged on the news, most experts remained skeptical about whether the rally signaled the start of a sustained market recovery. At the end of the period, doubt still pervaded the market and many gun-shy investors continued to take a cautious wait-and-see attitude. The result was a negative return for the broad Standard & Poor's 500 Index, which lost 6.69% in the first six months of 2001.

PERFORMANCE SCORECARD

For the six months ended June 30, 2001, John Hancock Sovereign Investors Fund's Class A, Class B and Class C shares returned -3.87%, -4.17% and -4.17%, respectively, at net asset value. By comparison, the average equity-income fund returned -2.05% for the same period, according to Lipper Inc.1 Keep in mind that your net asset return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[A photo of Team leader John Snyder flush right next to first paragraph.]

What put a damper on the Fund's relative performance was our focus on high-quality growth financials. As interest rates fell in the first half of the year, investors flocked to lower-quality regional banks with hopes that an economic uptick would eventually improve their credit situations. On the flip side, our high-quality growth financials -- including American International Group, AFLAC and Citigroup -- languished.

Several of our longtime holdings also had a negative impact on performance. Consumer products company Kimberly-Clark dropped under the pressure of rising material costs, an increasingly competitive environment and a strong U.S. dollar that made its products more expensive overseas. Given its reasonable valuation and strong product line-up, we're sticking with our position. Advertising giant Interpublic Group fell prey to a weak economy and difficulty digesting several large acquisitions. Until we're convinced that Interpublic can successfully assimilate its new partners, we've decided to cut back on our position.

"High valuations also
 led us to take profits and
 reduce our stakes in
 several of our longtime
 health-care holdings..."

In this difficult environment, we were once again reminded how important stock selectivity is. Baxter International, for example, turned in a strong performance, despite the declining health-care sector, thanks to its strong product cycle and accelerating earnings. At a time when most technology stocks were still reeling from tremendous losses, IBM jumped more than 30%. This is a testament to its solid fundamentals -- diverse product line, strong earnings and reasonable valuation. Finally, our largest energy holdings -- Chevron and ExxonMobil -- rose sharply thanks to higher oil prices, strong earnings and the perception of being safe havens in a stormy market.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Medical 10%, the second is Oil & gas 10%, the third Finance 9%, the fourth Utilities 8%, and the fifth Banks-United States 6%.]

FINE-TUNING THE PORTFOLIO

Our strong focus on stock selectivity has led us to make several adjustments to the portfolio during the first half of the year. Once again, the Fund's unwavering investment philosophy has always led us to invest in high-quality companies with steady earnings growth and reasonable valuations. Given that, we've continued to pare our retail holdings such as Home Depot and Lowe's. Our concern is that valuations have become extended and there's a risk of softer consumer spending as corporate layoffs become more widespread. High valuations also led us to take profits and reduce our stakes in several of our longtime health-care holdings such as pharmaceutical giant Schering-Plough and medical device maker Medtronic.

[Pie chart at bottom of page with heading "Types of investments in the Fund As of June 30, 2001." The chart is divided into five sections (from top to left): Common stocks 82%, Corporate bonds 8%, Short-term investments & other 5%, Government bonds 3%, and Preferred stocks 2%.]

We viewed the lackluster performance of high-quality financials as a buying opportunity, since we believe that investors will eventually recognize the outstanding growth potential of these stocks. As a result, we've added a position in PNC Financial Services Group, which stands to benefit from an increase in its fee-based business. We've also beefed up our position in capital goods and basic materials stocks, believing they will perform strongly when the economy recovers. Our emphasis here is on companies such as Rohm and Haas, and Tyco International, which have successfully weathered the recent downturn and are well positioned to leverage the eventual upturn in the economy.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Kimberly-Clark followed by a down arrow with the phrase "Rising costs; increased competition." The second listing is IBM followed by an up arrow with the phrase "Diverse product line; strong earnings." The third listing is Baxter International followed by an up arrow with the phrase "Strong product cycle."]

A LOOK AHEAD

In the midst of this difficult market, we do see some positive signs on the horizon. With its six interest-rate cuts so far this year, it's clear that the Federal Reserve is committed to preventing the economy from hitting a hard landing. We're also starting to see rates come down overseas, which can only be positive for the United States. Probably the most important factor is that inflation remains well under control, despite the recent rate cuts and the surge in energy prices.

"...it's clear that the Federal
 Reserve is committed to
 preventing the economy
 from hitting a hard landing."

Does this mean the worst is over? Now more than ever, investors are questioning when the stock market and the economy will turn the corner. Was the recent rally the start of a recovery or merely a hiccup in the bear market? Since no one knows, we're not putting our efforts into trying to time the turnaround, but rather we're maintaining our steadfast focus on high-quality stocks with strong growth potential and reasonable valuations. That way the Fund will be well positioned not only to weather any further declines in the market, but also to leverage the upturn when it arrives.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.




A LOOK AT
PERFORMANCE

For the period ended
June 30, 2001.

The index used for com
parison is the Standard
& Poor's 500 Index, an
unmanaged index that
includes 500 widely
traded common stocks.

It is not possible to
invest in an index.

                               Class A      Class B      Class C        Index
Inception date                  5-1-36       1-3-94       5-1-98           --

Average annual returns with maximum sales charge (POP)
One year                        -0.44%       -0.70%        2.12%      -14.82%
Five years                      10.15%       10.22%          --        14.48%
Ten years                       11.43%          --           --        15.09%
Since inception                    --        11.40%        2.59%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -8.68%       -8.94%       -6.09%       -6.69%
One year                        -0.44%       -0.70%        2.12%      -14.82%
Five years                      62.16%       62.69%          --        96.60%
Ten years                      195.21%          --           --       307.72%
Since inception                    --       124.41%        8.41%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $40,772 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Sovereign Investors Fund, before sales charge, and is equal to $31,069 as of June 30, 2001. The third line represents the value of the same hypothetical investment made in the John Hancock Sovereign Investors Fund, after sales charge, and is equal to $29,521 as of June 30, 2001.

                                    Class B 1    Class C 1
Inception date                       1-3-94       5-1-98
Without sales charge                $22,441      $10,952
With maximum sales charge                --      $10,843
Index                               $30,158      $11,469

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of June 30, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2001
(unaudited).

This schedule is divided into five main categories: common stocks, preferred stocks, corporate bonds, U.S. government and agencies obligations, and short-term investments. The common and preferred stocks and bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES                ISSUER                                                                        VALUE
COMMON STOCKS 82.12%                                                                                 $1,589,903,431
(Cost $1,142,872,994)

Advertising 0.72%                                                                                       $13,999,950
  477,000             Interpublic Group of Cos., Inc. (The)                                              13,999,950

Banks -- United States 5.47%                                                                            105,922,500
  550,000             FleetBoston Financial Corp.                                                        21,697,500
  500,000             Mellon Financial Corp.                                                             23,000,000
  350,000             PNC Financial Services Group                                                       23,026,500
  250,000             U.S. Bancorp                                                                        5,697,500
  700,000             Wells Fargo & Co.                                                                  32,501,000

Beverages 2.56%                                                                                          49,630,000
  400,000             Anheuser-Busch Cos., Inc.                                                          16,480,000
  750,000             PepsiCo, Inc.                                                                      33,150,000

Broker Services 0.61%                                                                                    11,850,000
  200,000             Merrill Lynch & Co., Inc.                                                          11,850,000

Chemicals 3.21%                                                                                          62,170,000
  600,000             Air Products & Chemicals, Inc.                                                     27,450,000
  500,000             Dow Chemical Co.                                                                   16,625,000
  550,000             Rohm and Haas Co.                                                                  18,095,000

Computers 4.88%                                                                                          94,393,000
  330,000             Automatic Data Processing, Inc.                                                    16,401,000
  500,000             Cisco Systems, Inc.*                                                                9,100,000
  800,000             Compaq Computer Corp.                                                              12,392,000
  500,000             International Business Machines Corp.                                              56,500,000

Containers 0.92%                                                                                         17,841,747
  444,156             Bemis Co., Inc.                                                                    17,841,747

Diversified Operations 1.72%                                                                             33,210,000
  100,000             Minnesota Mining & Manufacturing Co.                                               11,410,000
  400,000             Tyco International Ltd.                                                            21,800,000

Electronics 5.51%                                                                                       106,675,000
  350,000             Emerson Electric Co.                                                               21,175,000
1,050,000             General Electric Co.                                                               51,187,500
  850,000             Intel Corp.                                                                        24,862,500
  300,000             Texas Instruments, Inc.                                                             9,450,000

Finance 8.53%                                                                                           165,164,402
1,352,941             Citigroup, Inc.                                                                    71,489,402
  380,000             Household International, Inc.                                                      25,346,000
1,100,000             J.P. Morgan Chase & Co.                                                            49,060,000
  300,000             Morgan Stanley Dean Witter & Co.                                                   19,269,000

Food 0.77%                                                                                               14,803,740
  477,540             Kraft Foods, Inc. (Class A)*                                                       14,803,740

Insurance 3.50%                                                                                          67,779,400
1,060,000             AFLAC, Inc.                                                                        33,379,400
  400,000             American International Group, Inc.                                                 34,400,000

Media 2.82%                                                                                              54,608,285
  100,000             Gannett Co., Inc.                                                                   6,590,000
  725,900             McGraw-Hill Cos., Inc. (The)                                                       48,018,285

Medical 10.41%                                                                                          201,631,500
  250,000             Abbott Laboratories                                                                12,002,500
  550,000             American Home Products Corp.                                                       32,142,000
1,400,000             Baxter International, Inc.                                                         68,600,000
1,052,000             Johnson & Johnson                                                                  52,600,000
  200,000             Medtronic, Inc.                                                                     9,202,000
  100,000             Merck & Co., Inc.                                                                   6,391,000
  200,000             Pfizer, Inc.                                                                        8,010,000
  350,000             Schering-Plough Corp.                                                              12,684,000

Mortgage Banking 5.03%                                                                                   97,347,500
  650,000             Fannie Mae                                                                         55,347,500
  600,000             Freddie Mac                                                                        42,000,000

Office 1.66%                                                                                             32,230,418
  631,350             Avery Dennison Corp.                                                               32,230,418

Oil & Gas 9.64%                                                                                         186,700,562
  350,000             Anadarko Petroleum Corp.                                                           18,910,500
  600,000             Chevron Corp.                                                                      54,300,000
  500,000             Conoco, Inc. (Class B)                                                             14,450,000
  642,090             Exxon Mobil Corp.                                                                  56,086,562
  470,000             Halliburton Co.                                                                    16,732,000
  450,000             Royal Dutch Petroleum Co., American
                      Depositary Receipts (Netherlands) (Y)                                              26,221,500

Paper & Paper Products 1.88%                                                                             36,335,000
  650,000             Kimberly-Clark Corp.                                                               36,335,000

Retail 3.03%                                                                                             58,586,940
  325,000             Home Depot, Inc. (The)                                                             15,128,750
  200,000             Lowe's Cos., Inc.                                                                  14,510,000
  733,200             SYSCO Corp.                                                                        19,906,380
  261,324             Target Corp.                                                                        9,041,810

Soap & Cleaning Preparations 0.85%                                                                       16,388,000
  400,000             Ecolab, Inc.                                                                       16,388,000

Telecommunications 1.93%                                                                                 37,450,000
  700,000             Verizon Communications                                                             37,450,000

Tobacco 2.10%                                                                                            40,600,000
  800,000             Philip Morris Cos., Inc.                                                           40,600,000

Utilities 4.37%                                                                                          84,585,487
  400,000             BellSouth Corp.                                                                    16,108,000
  890,200             Questar Corp.                                                                      22,041,351
  910,600             SBC Communications, Inc.                                                           36,478,636
  350,000             Xcel Energy, Inc.                                                                   9,957,500

PREFERRED STOCKS 1.88%                                                                                  $36,543,673
(Cost $36,651,782)

Media 1.54%                                                                                              29,883,673
  185,492             CSC Holdings, Inc., 11.125%, Ser M                                                 19,801,271
  95,117              CSC Holdings, Inc., 11.750%, Ser H                                                 10,082,402

Oil & Gas 0.34%                                                                                           6,660,000
  60,000              Lasmo America Ltd., 8.15% (R)                                                       6,660,000



                                                             INTEREST  CREDIT        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                           RATE      RATING**      (000s OMITTED)
CORPORATE BONDS 7.75%                                                                                  $149,923,944
(Cost $147,630,627)

Banks -- United States 0.37%                                                                              7,220,260
Bank of America Corp.,
  Sub Note 10-15-01                                          9.125%    A            $2,000                2,026,360
  Sub Note 01-15-11                                          7.400     A             5,000                5,193,900

Energy 0.28%                                                                                              5,340,250
CalEnergy Co., Inc.,
  Sr Bond 09-15-28                                           8.480     BBB-          5,000                5,340,250

Finance 0.87%                                                                                            16,935,210
Guaranteed Trade Trust,
  Note 06-26-06                                              7.390     AAA           8,315                8,806,858
Household Finance Corp.,
  Note 01-24-06                                              6.500     A             8,000                8,128,352

Manufacturing 0.27%                                                                                       5,237,800
GTE North, Inc.
  Deb 01-01-21                                               9.600     A+            5,000                5,237,800

Media 0.90%                                                                                              17,366,725
Adelphia Communications Corp.,
  Sr Note Ser B 10-01-02                                     9.250%    B+            9,000                9,090,000
  Sr Note Ser B 07-15-04 (R)                                10.500     B+            1,000                1,025,000
Continental Cablevision, Inc.,
  Sr Deb 08-01-13                                            9.500     A             6,500                7,251,725

Oil & Gas 0.24%                                                                                           4,567,950
Enron Corp.,
  Note 07-15-28                                              6.950     BBB+          5,000                4,567,950

Retail 0.22%                                                                                              4,226,328
Dillards Inc.
  Note 11-15-01                                              5.790     BBB-          4,250                4,226,328

Transport 0.89%                                                                                          17,171,512
Continental Airlines,
  Note 12-15-05                                              8.000     BB-           3,760                3,663,482
Northwest Airlines, Inc.,
  Gtd Note 04-07-04                                          8.520     BB            7,250                7,198,090
  Gtd Note 03-15-05                                          7.625     BB            6,500                6,309,940

Utilities 3.71%                                                                                          71,857,910
Beaver Valley Funding Corp.,
  Sec Lease Oblig Bond 06-01-17                              9.000     BB-          14,375               15,742,781
BVPS II Funding Corp.,
  Collateralized Lease Bond 06/01/17                         8.680     BB-           6,936                7,230,780
CMS Energy X-TRAS,
  Pass Thru Ctf 01-15-05                                     7.000     BB            5,000                4,833,200
EIP Funding-PNM,
  Sec Fac Bond 10-01-12                                     10.250     BBB-         10,966               11,925,525
Hydro-Quebec,
  Gtd Deb Ser IF (Canada) 02-01-13 (Y)                       8.000     A+            5,000                5,575,000
Long Island Lighting Co.,
  Deb 03-15-23                                               8.200     A-            9,500                9,737,500
Midland Funding Corp. II,
  Deb Ser A 07-23-05                                        11.750     BB+           15,250              16,813,124

U.S. GOVERNMENT AND AGENCIES OBLIGATIONS 2.76%                                                          $53,410,298
(Cost $53,944,949)

Government -- U.S. 1.32%                                                                                 25,623,530
United States Treasury,
  Bond 08-15-13                                             12.000      AAA           8,000              11,071,280
  Note 02-15-11                                              5.000      AAA          15,000              14,552,250

Government -- U.S. Agencies 1.44%                                                                        27,786,767
Federal Home Loan Mortgage Corp.,
  Remic Series 1254 Class M 12-15-08                         8.000      AAA           3,442               3,613,278
Federal National Mortgage Assn.,
  Note 01-15-30                                              7.125      AAA          10,000              10,659,300
Government National Mortgage Assn.,
  30 Yr SF Pass Thru Ctf 08-15-24                            8.000      AAA           1,469               1,531,756
  30 Yr SF Pass Thru Ctf 01-15-29                            6.500      AAA           8,391               8,315,662
Private Export Funding Corp.,
  Gtd Sec Note Ser WW 10-01-05                               6.620      AAA           3,545               3,666,771

SHORT-TERM INVESTMENTS 5.49%                                                                           $106,358,000
(Cost $106,358,000)

Joint Repurchase Agreement 5.49%
Investment in a joint repurchase agreement transaction
  with UBS Warburg, Inc. -- Dated 06-29-01, due
  07-02-01 (Secured by U.S. Treasury Bonds, 10.625%
  due 08-15-15 and 6.250% due 08-15-23, U.S.
  Treasury Note 5.625% due 11-30-02)                         3.970                  106,358             106,358,000

TOTAL INVESTMENTS 100.00%                                                                            $1,936,139,346

OTHER ASSETS AND LIABILITIES, NET 0.00%                                                                      $6,974

TOTAL NET ASSETS 100.00%                                                                             $1,936,146,320


  * Non-income producing security.

 ** Credit ratings by Moody's Investors Service or John Hancock
    Advisers, Inc. where Standard & Poor's ratings are not available.

(R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,685,000 or 0.40% of net assets as of June 30, 2001.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

June 30, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $1,487,458,352)                     $1,936,139,346
Cash                                                                      466
Receivable for shares sold                                            562,997
Dividends and interest receivable                                   7,200,454
Other assets                                                          374,855

Total assets                                                    1,944,278,118

LIABILITIES
Payable for investments purchased                                   3,925,080
Payable for shares repurchased                                        575,369
Payable to affiliates                                                 462,918
Other payables and accrued expenses                                 3,168,431

Total liabilities                                                   8,131,798

NET ASSETS
Capital paid-in                                                 1,281,086,619
Accumulated net realized gain on investments                      206,932,391
Net unrealized appreciation of investments                        448,680,994
Distributions in excess of net investment income                     (553,684)

Net assets                                                     $1,936,146,320

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,321,761,121 [DIV] 59,343,438 shares)                       $22.27
Class B ($598,837,816 [DIV] 26,923,509 shares)                         $22.24
Class C ($15,547,383 [DIV] 698,381 shares)                             $22.26

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($22.27 [DIV] 95%)                                           $23.44
Class C ($22.26 [DIV] 99%)                                             $22.48

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
June 30, 2001
(unaudited).1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.


INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $58,372)           $14,570,501
Interest (including income on securities loaned of $63,218)        10,153,981

Total investment income                                            24,724,482

EXPENSES
Investment management fee                                           5,514,877
Class A distribution and service fee                                2,027,753
Class B distribution and service fee                                3,031,355
Class C distribution and service fee                                   67,102
Transfer agent fee                                                  1,820,182
Accounting and legal services fee                                     193,958
Custodian fee                                                         140,776
Miscellaneous                                                          40,354
Trustees' fees                                                         39,250
Printing                                                               23,446
Auditing fee                                                           19,452
Registration and filing fees                                           18,885
Legal fees                                                              8,605

Total expenses                                                     12,945,995

Net investment income                                              11,778,487

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                  132,189,412
Change in net unrealized appreciation (depreciation)
  on investments                                                 (227,227,356)

Net realized and unrealized loss                                  (95,037,944)

Decrease in net assets from operations                           ($83,259,457)

1 Semiannual period from 1-1-01 through 6-30-01. Unaudited.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the
previous period.
The difference
reflects earnings
less expenses,
any investment
gains and losses,
distributions paid
to shareholders
and any increase
or decrease in
money share
holders invested
in the Fund.

                                                    YEAR             PERIOD
                                                   ENDED              ENDED
                                                12-31-00            6-30-01 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                        $27,874,269        $11,778,487
Net realized gain                            215,721,153        132,189,412
Change in net unrealized
  appreciation (depreciation)               (195,734,709)      (227,227,356)

Increase (decrease) in net assets
  resulting from operations                   47,860,713        (83,259,457)

Distributions to shareholders
From net investment income
Class A                                      (20,447,766)       (10,399,430)
Class B                                       (4,746,853)        (2,627,710)
Class C                                          (78,072)           (59,556)
Class Y                                       (1,243,682)                --
From net realized gain
Class A                                     (103,561,593)                --
Class B                                      (47,338,125)                --
Class C                                         (814,595)                --
Class Y                                       (5,315,398)                --
                                            (183,546,084)       (13,086,696)

From fund share transactions                (362,970,999)      (164,541,043)

NET ASSETS
Beginning of period                        2,695,689,886      2,197,033,516

End of period 2                           $2,197,033,516     $1,936,146,320

1 Semiannual period from 1-1-01 through 6-30-01. Unaudited.

2 Includes undistributed net investment income of $1,179,190 and distributions in excess of net investment income of $553,684, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          12-31-96    12-31-97    12-31-98    12-31-99    12-31-00     6-30-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $17.87      $19.48      $22.41      $24.23      $24.51      $23.35
Net investment income 2                                   0.36        0.32        0.31        0.30        0.33        0.16
Net realized and unrealized
  gain (loss) on investments                              2.77        5.31        3.11        1.11        0.61       (1.07)
Total from investment
  operations                                              3.13        5.63        3.42        1.41        0.94       (0.91)
Less distributions
From net investment income                               (0.36)      (0.32)      (0.31)      (0.35)      (0.33)      (0.17)
From net realized gain                                   (1.16)      (2.38)      (1.29)      (0.78)      (1.77)         --
                                                         (1.52)      (2.70)      (1.60)      (1.13)      (2.10)      (0.17)
Net asset value,
  end of period                                         $19.48      $22.41      $24.23      $24.51      $23.35      $22.27
Total return 3 (%)                                       17.57       29.14       15.62        5.91        4.10       (3.87)4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $1,430      $1,748      $1,884      $1,788      $1,446      $1,322
Ratio of expenses to
  average net assets (%)                                  1.13        1.06        1.03        1.05        1.08        1.08 5
Ratio of net investment
  income to average
  net assets (%)                                          1.86        1.44        1.33        1.21        1.44        1.41 5,6
Portfolio turnover (%)                                      59          62          51          64          46          34

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          12-31-96    12-31-97    12-31-98    12-31-99    12-31-00     6-30-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $17.86      $19.46      $22.38      $24.20      $24.48      $23.31
Net investment income 2                                   0.21        0.16        0.14        0.13        0.17        0.08
Net realized and unrealized
  gain (loss) on investments                              2.77        5.29        3.11        1.11        0.60       (1.06)
Total from investment
  operations                                              2.98        5.45        3.25        1.24        0.77       (0.98)
Less distributions
From net investment income                               (0.22)      (0.15)      (0.14)      (0.18)      (0.17)      (0.09)
From net realized gain                                   (1.16)      (2.38)      (1.29)      (0.78)      (1.77)         --
                                                         (1.38)      (2.53)      (1.43)      (0.96)      (1.94)      (0.09)
Net asset value,
  end of period                                         $19.46      $22.38      $24.20      $24.48      $23.31      $22.24
Total return 3 (%)                                       16.67       28.14       14.79        5.20        3.32       (4.17)4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $407        $611        $790        $820        $663        $599
Ratio of expenses to
  average net assets (%)                                  1.91        1.83        1.79        1.73        1.78        1.78 5
Ratio of net investment
  income to average
  net assets (%)                                          1.10        0.67        0.58        0.54        0.75        0.71 5,6
Portfolio turnover (%)                                      59          62          51          64          46          34

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          12-31-98 7    12-31-99    12-31-00     6-30-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $24.43        $24.22      $24.50      $23.33
Net investment income 2                                   0.13          0.13        0.18        0.08
Net realized and unrealized
  gain (loss) on investments                              1.07          1.10        0.59       (1.06)
Total from investment
  operations                                              1.20          1.23        0.77       (0.98)
Less distributions
From net investment income                               (0.12)        (0.17)      (0.17)      (0.09)
From net realized gain                                   (1.29)        (0.78)      (1.77)         --
                                                         (1.41)        (0.95)      (1.94)      (0.09)
Net asset value,
  end of period                                         $24.22        $24.50      $23.33      $22.26
Total return 3 (%)                                        5.18 4        5.17        3.32       (4.17)4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $5           $11         $12         $16
Ratio of expenses to
  average net assets (%)                                  1.67 5        1.75        1.79        1.78 5
Ratio of net investment
  income to average
  net assets (%)                                          0.84 5        0.51        0.76        0.72 5,6
Portfolio turnover (%)                                      51            64          46          34

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS Y SHARES


PERIOD ENDED                                          12-31-96    12-31-97    12-31-98    12-31-99    12-31-00      1-3-01 8
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $17.87      $19.48      $22.41      $24.24      $24.52      $23.35
Net investment income 2                                   0.44        0.41        0.40        0.39        0.42          -- 9
Net realized and unrealized
  gain (loss) on investments                              2.76        5.30        3.11        1.11        0.60       (0.02)
Total from investment
  operations                                              3.20        5.71        3.51        1.50        1.02       (0.02)
Less distributions
From net investment income                               (0.43)      (0.40)      (0.39)      (0.44)      (0.42)         --
From net realized gain                                   (1.16)      (2.38)      (1.29)      (0.78)      (1.77)         --
                                                         (1.59)      (2.78)      (1.68)      (1.22)      (2.19)         --
Net asset value,
  end of period                                         $19.48      $22.41      $24.24      $24.52      $23.35      $23.33
Total return 3 (%)                                       17.99       29.60       16.05        6.30        4.42          --

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $29         $48         $62         $78         $76          -- 10
Ratio of expenses to
  average net assets (%)                                  0.75        0.71        0.69        0.69        0.71          --
Ratio of net investment
  income to average
  net assets (%)                                          2.26        1.79        1.67        1.58        1.82          --
Portfolio turnover (%)                                      59          62          51          64          46          --

 1 Semiannual period from 1-1-01 through 6-30-01. Unaudited.

 2 Based on the average of the shares outstanding at the end of each month.

 3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 4 Not annualized.

 5 Annualized.

 6 Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 1.43%, 0.73% and 0.74% for Class A, Class B and Class C shares, respectively.

 7 Class C shares began operations on 5-1-98.

 8 Class Y shares were terminated 1-3-01. Net asset value and net assets at the end of the period reflect amounts prior to the redemption of all shares on 1-3-01. Unaudited.

 9 Less than $0.01 per share.

10 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock Sovereign Investors Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide long-term growth of capital and of income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class Y shares. Effective January 3, 2001, Class Y shares were terminated. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2001.

Securities lending

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2001, the Fund loaned securities having a market value of $40,100,000, collateralized by securities in the amount of $40,296,904.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code, and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund's average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next
$1,000,000,000 and (d) 0.45% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended June 30, 2001, JH Funds received net up-front sales charges of $650,098 with regard to sales of Class A shares. Of this amount, $88,565 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $336,060 was paid as sales commissions to unrelated broker-dealers and $225,473 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended June 30, 2001, JH Funds received net up-front sales charges of $57,498 with regard to sales of Class C shares. Of this amount, $45,709 was paid as sales commissions to unrelated broker-dealers and $11,789 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended June 30, 2001, CDSCs received by JH Funds amounted to $504,386 for Class B shares and $3,443 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                        YEAR ENDED 12-31-00                     PERIOD ENDED 6-30-01 1
                               SHARES                AMOUNT            SHARES                 AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A SHARES
Sold                        3,763,995           $87,556,681         2,286,057            $51,414,289
Distributions reinvested    5,036,645           115,565,955           435,976              9,541,476
Repurchased               (19,803,677)         (455,573,357)       (5,298,399)          (119,097,511)
Net decrease              (11,003,037)        ($252,450,721)       (2,576,366)          ($58,141,746)

CLASS B SHARES
Sold                        3,047,674           $70,645,331         1,596,686            $35,740,473
Distributions reinvested    2,119,806            48,579,596           112,215              2,448,377
Repurchased               (10,197,316)         (233,831,771)       (3,231,874)           (72,398,643)
Net decrease               (5,029,836)        ($114,606,844)       (1,522,973)          ($34,209,793)

CLASS C SHARES
Sold                          255,604            $5,958,093           287,511             $6,435,396
Distributions reinvested       34,897               800,480             2,382                 52,108
Repurchased                  (202,417)           (4,695,901)         (111,877)            (2,506,312)
Net increase                   88,084            $2,062,672           178,016             $3,981,192

CLASS Y SHARES
Sold                          360,099            $8,414,414                --                     --
Distributions reinvested      285,765             6,559,078                --                     --
Repurchased                  (563,207)          (12,949,598)       (3,261,479)          ($76,170,696)
Net increase (decrease)        82,657            $2,023,894        (3,261,479)          ($76,170,696)

NET DECREASE              (15,862,132)        ($362,970,999)       (7,182,802)         ($164,541,043)


1 Semiannual period from 1-1-01 through 6-30-01. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2001, aggregated $466,593,736 and $581,807,917, respectively. Purchases and proceeds from sales of obligations of the U.S. government, during the year ended June 30, 2001, aggregated $170,022,724 and $154,375,234, respectively.

The cost of investments owned at June 30, 2001 (including short-term investments) for federal income tax purposes was $1,489,050,596. Gross unrealized appreciation and depreciation of investments aggregated $519,120,907 and $72,032,157, respectively, resulting in net unrealized appreciation of $447,088,750.

NOTE E
Change in accounting principle

Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $424,665 reduction in the cost of securities and a corresponding increase in net unrealized appreciation on investments, based on securities held as of December 31, 2000.

The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $186,145, decrease unrealized appreciation on investments by $92,435 and increase net realized gain on investments by $278,580. The effect of this change on the per share operating performance and the annualized ratio of net investment income to average net assets for the period ended June 30, 2001 was as follows: decrease in net investment income by less than $0.01 per share, decrease in net realized and unrealized loss by less than $0.01 per share, and decrease in the ratio of net investment income to average net assets by 0.02%, for each class of shares.

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.



FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President
and Treasurer

Thomas H. Connors
Vice President
and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of the shareholders of the John Hancock Sovereign Investors Fund.

290SA  6/01
       8/01






John Hancock

Balanced
Fund

SEMI
ANNUAL
REPORT

6.30.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25


Dear Fellow Shareholders,

The U.S. stock market has had a rough beginning in 2001, as last year's downward spiral continued due to growing concern over the slowing economy and a parade of disappointing earnings announcements. The Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, fell by 6.69% in the first six months of the year. The Federal Reserve aggressively began to attack the economic slowdown with interest-rate cuts totaling 2.75 percentage points between January and the end of June. By April, investors began to believe the worst might be over, prompting a sharp stock rally that month. Bonds wound up outperforming stocks overall.

Even with the spring upturn, the stock market remains indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery. More than ever, this is a time to keep a long-term investment perspective and check in with your investment professional to ensure that your portfolio is adequately diversified.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer


YOUR FUND
AT A GLANCE

The Fund seeks
current income,
long-term growth
of capital and
income and
preservation of
capital. To pursue
these goals, the
Fund allocates its
investments
among a
diversified mix
of debt and
equity securities.

Over the last six months

* The Federal Reserve's rate cuts sparked a springtime stock rally, but the market remained volatile.

* The Fund outperformed the market, but its high-quality growth financials held back relative performance.

* Stock selectivity was critical in this difficult market.

John Hancock Balanced Fund

[Bar chart with heading "John Hancock Balanced Fund." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2001." The chart is scaled in increments of 2% with -6% at the bottom and 4% at the top. The first bar represents the -3.66% total return for Class
A. The second bar represents the -4.00% total return for Class B. The third bar represents the -4.00% total return for Class C. A note below the chart reads "Total returns are at net asset value with all distributions reinvested."]


Top 10 Holdings

 2.7%   CSC Holdings, 11.75%, Ser H
 2.6%   Baxter International
 2.3%   Citigroup
 2.3%   Philip Morris
 2.2%   Government National Mortgage Assn.
 2.2%   Lowe's
 2.1%   Shell Transport & Trading
 2.1%   Fannie Mae
 2.1%   CSC Holdings, 11.125%, Ser M
 2.1%   Midland Funding

As a percentage of net assets on June 30, 2001.



BY JOHN F. SNYDER, III, PORTFOLIO MANAGEMENT TEAM LEADER, AND BARRY H. EVANS, CFA, AND STEVE PASPAL, CFA, PORTFOLIO MANAGERS

John Hancock
Balanced Fund

MANAGERS'
REPORT

The stock market's malaise extended into 2001. Under the pressure of corporate cost-cutting and layoffs as well as a sagging U.S. economy, stocks continued their treacherous decline in the first quarter of the year. Once again, technology and telecommunications stocks were among the sectors hardest hit by the market slump. Investors continued their migration to safer havens -- those stocks with steady earnings growth, even in a slower economy, and more reasonable valuations.

"Once again, technology
 and telecommunications
 stocks were among the
 sectors hardest hit by
 the market slump."

But the first half of the year wasn't all gloom and doom. After four straight quarters of tumbling prices, investors finally got some relief when stocks staged a springtime rally. With the Federal Reserve's fifth interest-rate cut, investors began to believe that the worst might finally be over for the U.S. economy. Although stocks surged on the news, most experts remained skeptical about whether the rally signaled the start of a sustained market recovery. The result was a negative return for the broad Standard & Poor's 500 Index, which lost 6.69% in the first six months of 2001.

PERFORMANCE SCORECARD

For the six months ended June 30, 2001, John Hancock Balanced Fund's Class A, Class B and Class C shares returned -3.66%, -4.00% and
-4.00%, respectively, at net asset value. By comparison, the average balanced fund returned -2.54% for the same period, according to Lipper Inc.1 Keep in mind that your net asset return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[A photo of Team leader John Snyder flush right next to first paragraph.]

What put a damper on the Fund's relative performance was our focus on high-quality growth financials. As interest rates fell in the first half of the year, investors flocked to lower-quality regional banks with hopes that an economic uptick would eventually improve their credit situations. On the flip side, our high-quality growth financials -- including American International Group, AFLAC and Citigroup -- languished.

Despite the turmoil, many of our holdings performed strongly. In this difficult environment, we were once again reminded how important stock selectivity is. For example, at a time when most technology stocks were still reeling from tremendous losses, IBM jumped more than 30%. This is a testament to its solid fundamentals -- diverse product line, strong earnings and reasonable valuation.

"Our strong focus on stock
 selectivity led us to make
 several adjustments to the
 portfolio..."

BONDS BOOST OVERALL PERFORMANCE

With interest rates falling in the first half of the year, bonds performed well, boosting the Fund's performance. At the end of the period, we held roughly 25% of the Fund's net assets in fixed income. Our focus was primarily on corporate bonds rather than U.S. Treasuries. That's because corporate bonds not only offered more attractive yields, but also, in our opinion, have more upside in a recovering economy.

ENHANCING INVESTMENT FLEXIBILITY

During the year, the Fund's Board of Trustees approved a change that we believe will further enhance the Fund's investment flexibility. Currently, the Fund invests 75% of its stocks in "dividend performers," defined as companies that have increased their dividends for at least ten consecutive years. The Board has approved a modification to the Fund's strategy that incorporates a broader definition of "dividend performers" and increases the minimum percentage of the Fund's stock investments in such companies by 5%. As of July 2, 2001, the Fund will invest at least 80% of its common stock investments in "dividend performers" -- companies that have typically increased their dividend payment over time, or which the managers believe demonstrate the potential for above-average stability of growth of earnings or dividends.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Utilities 13%, the second is Electronics 8%, the third Retail 8%, the fourth Media 8%, and the fifth Finance 8%.]

The reason for this modification is simple. The percentage of companies that use dividends as a primary way to return wealth to shareholders has steadily declined, as many companies are now using their cash flow to reinvest in their businesses. Today, fewer than 25% of the companies in the S&P 500 Index meet a 10-year rising-dividend test. This restriction has limited the flexibility of the Fund to compete effectively. Over the long term, this enhanced flexibility will allow us to take advantage of the opportunities in today's market with minimal effect on the Fund's overall risk profile.

[Pie chart at bottom of page with heading "Types of investments in the Fund As of June 30, 2001." The chart is divided into five sections (from top to left): Common stocks 65%, Preferred stocks 7%, Corporate bonds, 18%, U.S. government & agencies 7%, and Short-term investments & other 3%.]

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Kimberly-Clark followed by a down arrow with the phrase "Rising costs; increased competition." The second listing is IBM followed by an up arrow with the phrase "Diverse product line; strong earnings." The third listing is Baxter International followed by an up arrow with the phrase "Strong product cycle."]

FINE-TUNING THE PORTFOLIO

Our strong focus on stock selectivity led us to make several adjustments to the portfolio during the first half of the year. We've continued to pare back or eliminate certain cyclical holdings such as Family Dollar and Interpublic. Our concern here is that valuations have become extended and there's a risk of softer consumer and corporate spending as corporate layoffs become more widespread. Instead, we beefed up our position in basic materials stocks, believing they will perform strongly when the economy recovers. Our emphasis here is on companies such as Rohm and Haas, and Bemis, both of which have successfully weathered the recent downturn and are well positioned to leverage the eventual upturn in the economy.

"...it's clear that the Federal
 Reserve is committed
 to  preventing the economy
 from hitting a hard landing."

A LOOK AHEAD

In the midst of this difficult market, we do see some positive signs on the horizon. With its six interest-rate cuts so far this year, it's clear that the Federal Reserve is committed to preventing the economy from hitting a hard landing. We're also starting to see rates come down overseas, which can only be positive for the United States. Probably the most important factor is that inflation remains well under control, despite the recent rate cuts and the surge in energy prices.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
June 30, 2001.

The index used for
comparison is the
Standard & Poor's
500 Index, an
unmanaged index that
includes 500 widely
traded common stocks.

It is not possible to
invest in an index.

                               Class A      Class B      Class C        Index
Inception date                 10-5-92      10-5-92       5-3-99           --

Average annual returns with maximum sales charge (POP)
One year                        -7.01%       -7.39%       -4.69%      -14.82%
Five years                       6.48%        6.52%          --        14.48%
Since inception                  8.07%        7.97%       -4.00%           --

Cumulative total returns with maximum sales charge (POP)
Six months                      -8.50%       -8.75%       -5.89%       -6.69%
One year                        -7.01%       -7.39%       -4.69%      -14.82%
Five years                      36.89%       37.16%           --       96.60%
Since inception                 96.96%       95.33%       -8.43%           --

SEC 30-day yield as of June 30, 2001
                                 2.54%        1.94%        1.92%           --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $34,858 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Balanced Fund, before sales charge, and is equal to $20,740 as of June 30, 2001. The third line represents the value of the same hypothetical investment made in the John Hancock Balanced Fund, after sales charge, and is equal to $19,696 as of June 30, 2001.

                                    Class B 1    Class C 1
Inception date                      10-5-92       5-3-99
Without sales charge                $19,533       $9,251
With maximum sales charge                --       $9,159
Index                               $34,858       $9,414

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of June 30, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2001
(unaudited).

This schedule is divided into five main categories: common stocks, preferred stocks, corporate bonds, U.S. government and agencies securities, and short-term investments. The common and preferred stocks and corporate bonds are further broken down by industry group.
Short-term investments, which represent the Fund's cash position, are listed last.


SHARES                                    ISSUER                                                       VALUE
COMMON STOCKS  64.78%                                                                           $129,287,959
(Cost $112,517,441)

Banks - United States  1.74%                                                                      $3,482,250
 75,000                                   Wells Fargo Co.                                          3,482,250

Beverages  3.09%                                                                                   6,169,000
 80,000                                   Anheuser-Busch Cos., Inc.                                3,296,000
 65,000                                   PepsiCo, Inc.                                            2,873,000

Chemicals  3.00%                                                                                   5,999,000
 70,000                                   Air Products & Chemicals, Inc.                           3,202,500
 85,000                                   Rohm and Haas Co.                                        2,796,500

Computers  5.43%                                                                                  10,834,550
120,000                                   Cisco Systems, Inc.*                                     2,184,000
145,000                                   Compaq Computer Corp.                                    2,246,050
 36,500                                   International Business Machines Corp.                    4,124,500
120,000                                   Oracle Corp.*                                            2,280,000

Containers  1.41%                                                                                  2,811,900
 70,000                                   Bemis Co., Inc.                                          2,811,900

Electronics  8.05%                                                                                16,062,470
 85,000                                   Altera Corp.*                                            2,465,000
 40,000                                   Analog Devices, Inc.*                                    1,730,000
 45,000                                   General Electric Co.                                     2,193,750
 88,000                                   Grainger (W.W.), Inc.                                    3,622,080
 47,000                                   Linear Technology Corp.                                  2,078,340
130,000                                   Motorola, Inc.                                           2,152,800
 55,000                                   Teradyne, Inc.*                                          1,820,500

Finance  5.82%                                                                                    11,626,126
 87,333                                   Citigroup, Inc.                                          4,614,676
 78,000                                   J.P. Morgan Chase & Co.                                  3,478,800
 55,000                                   Morgan Stanley Dean Witter & Co.                         3,532,650

Food  0.64%                                                                                        1,273,170
 41,070                                   Kraft Foods, Inc. (Class A)*                             1,273,170

Insurance  3.52%                                                                                   7,019,000
100,000                                   AFLAC, Inc.                                              3,149,000
 45,000                                   American International Group, Inc.                       3,870,000

Medical  6.02%                                                                                    12,018,000
 50,000                                   American Home Products Corp.                             2,922,000
104,000                                   Baxter International, Inc.                               5,096,000
 80,000                                   Johnson & Johnson                                        4,000,000

Mortgage Banking  2.13%                                                                            4,257,500
 50,000                                   Fannie Mae                                               4,257,500

Oil & Gas  5.50%                                                                                  10,971,900
 45,000                                   Chevron Corp.                                            4,072,500
 30,000                                   Exxon Mobil Corp.                                        2,620,500
 85,000                                   Shell Transport & Trading Co., PLC,
                                            American Depositary Receipts (United Kingdom)          4,278,900

Paper & Paper Products  1.82%                                                                      3,633,500
 65,000                                   Kimberly-Clark Corp.                                     3,633,500

Retail  7.95%                                                                                     15,859,100
 55,000                                   CVS Corp.                                                2,123,000
125,000                                   Family Dollar Stores, Inc.                               3,203,750
 77,000                                   Home Depot, Inc. (The)                                   3,584,350
 60,000                                   Lowe's Cos., Inc.                                        4,353,000
 75,000                                   Target Corp.                                             2,595,000

Soap & Cleaning Preparations  1.19%                                                                2,369,500
 70,000                                   Clorox Co. (The)                                         2,369,500

Telecommunications  1.92%                                                                          3,830,140
265,000                                   ADC Telecommunications, Inc.*                            1,749,000
170,000                                   Lucent Technologies, Inc.                                1,054,000
 53,000                                   Tellabs, Inc.*                                           1,027,140

Tobacco  2.29%                                                                                     4,567,500
 90,000                                   Philip Morris Cos., Inc.                                 4,567,500

Utilities  3.26%                                                                                   6,503,353
 84,220                                   SBC Communications, Inc.                                 3,373,853
110,000                                   Xcel Energy, Inc.                                        3,129,500

PREFERRED STOCKS  6.53%                                                                          $13,028,524
(Cost $13,098,117)

Media  4.86%                                                                                      $9,698,524
 39,646                                   CSC Holdings, Inc., 11.125%, Ser M                       4,232,210
 51,569                                   CSC Holdings, Inc., 11.750%, Ser H                       5,466,314

Oil & Gas  1.67%                                                                                   3,330,000
 30,000                                   Lasmo America Ltd., 8.15% (R)                            3,330,000


                                                             INTEREST  CREDIT        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                           RATE      RATING**      (000s OMITTED)    VALUE
CORPORATE BONDS 17.80%                                                                           $35,529,741
(Cost $35,038,289)

Energy 1.07%                                                                                      $2,136,100
CalEnergy Co., Inc.,
  Sr Bond 09-15-28                                            8.48%     BBB-          $2,000       2,136,100

Finance 1.95%                                                                                      3,894,506
Household Finance Corp.,
  Note 01-24-06                                               6.50      A              2,000       2,032,088
Standard Credit Card Master Trust I,
Class A Credit Card Part Ctf Ser 1994-2 04-07-08              7.25      AAA            1,000       1,050,310
Standard Credit Master Trust,
  Series 1995-1 01-08-07                                      8.25      AAA              750         812,108

Leisure 0.50%                                                                                      1,005,000
Station Casinos, Inc.,
  Sr Note 02-15-08 (R)                                        8.38      BB-            1,000       1,005,000

Media 3.08%                                                                                        6,156,365
Adelphia Communications Corp.,
  Sr Note 06-15-11                                           10.25      B+             2,000       1,945,000
  Sr Note Ser B 07-15-04 (R)                                 10.50      B+               500         512,500
Century Communications Corp.,
  Sr Disc Note 03-15-03                                       0.00      B+             1,995       1,625,925
Rogers Cablesystems Ltd.,
  Sr Sec 2nd Priority Note (Canada) 08-01-02 (Y)              9.63      BB+            1,000       1,025,000
Viacom, Inc.,
  Sr Deb 07-30-30                                             7.88      A-             1,000       1,047,940

Oil & Gas 0.46%                                                                                      913,590
Enron Corp.,
  Note 07-15-28                                               6.95      BBB+           1,000         913,590

Transport 1.22%                                                                                    2,426,900
Northwest Airlines, Inc.,
  Note 03-15-05                                               7.63      BB             2,500       2,426,900

Utilities 9.52%                                                                                   18,997,280
Beaver Valley Funding Corp.,
  Sec Lease Oblig Bond 06-01-17                               9.00      BB-            3,500       3,833,025
CMS Energy X-TRAS,
  Pass Thru Ctf 01-15-05                                      7.00      BB             1,500       1,449,960
EIP Funding-PNM,
  Sec Fac Bond 10-01-12                                      10.25      BBB-           1,788       1,944,450
Hydro-Quebec,
  Gtd Deb Ser IF (Canada) 02-01-13 (Y)                        8.00      A+             3,000       3,345,000
  Gtd Bond Ser HY (Canada) 01-15-22 (Y)                       8.40      A+             1,500       1,727,970
Long Island Lighting Co.,
  Deb 03-15-23                                                8.20      A-             2,500       2,562,500
Midland Funding Corp. II,
  Deb Ser A 07-23-05                                         11.75      BB+            3,750       4,134,375

U.S. GOVERNMENT AND AGENCIES SECURITIES 6.72%                                                    $13,415,984
(Cost $12,973,331)

Government -- U.S. Agencies 6.72%                                                                $13,415,984
Federal National Mortgage Assn.,
  12 Yr Pass Thru Ctf 07-01-11                                7.00      AAA              872         889,342
  15 Yr Pass Thru Ctf 08-01-08                                7.50      AAA              568         587,497
  Note 05-15-08                                               6.00      AAA            3,000       3,019,680
  Note 01-15-30                                               7.13      AAA            2,000       2,131,860
Financing Corp.,
  Bond 11-02-18                                               9.65      N/A            1,790       2,382,938
Government National Mortgage Assn.,
  30 Yr SF Pass Thru Ctf 04-15-21                             9.00      AAA               36          38,996
  30 Yr SF Pass Thru Ctf 04-15-29                             6.50      AAA            4,408       4,365,671

                                                                   INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                     RATE    (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 0.60%                                                                      $1,196,000
(Cost $1,196,000)

Joint Repurchase Agreement 0.60%
Investment in a joint repurchase agreement transaction
  with UBS Warburg, Inc. -- Dated 06-29-01, due 07-02-01
  (Secured by U.S. Treasury Bonds, 10.625% due 08-15-15
  and 6.250% due 08-15-23, U.S. Treasury Note 5.625%
  due 11-30-02)                                                       3.97%            1,196       1,196,000

TOTAL INVESTMENTS 96.43%                                                                        $192,458,208

OTHER ASSETS AND LIABILITIES, NET 3.57%                                                           $7,126,440

TOTAL NET ASSETS 100.00%                                                                        $199,584,648


  * Non-income producing security.

 ** Credit ratings by Moody's Investors Service or John Hancock Advisers,
    Inc. where Standard & Poor's ratings are not available.

(R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,847,500 or 2.43% of net assets as of June 30, 2001.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

June 30, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $174,823,178)                         $192,458,208
Cash                                                                      159
Receivable for investments sold                                     6,061,992
Receivable for shares sold                                             87,083
Dividends and interest receivable                                   1,439,148
Other assets                                                           33,061

Total assets                                                      200,079,651

LIABILITIES
Payable for shares repurchased                                        220,174
Payable to affiliates                                                 180,440
Other payables and accrued expenses                                    94,389

Total liabilities                                                     495,003

NET ASSETS
Capital paid-in                                                   180,951,262
Accumulated net realized gain on investments                        1,438,480
Net unrealized appreciation of investments                         17,635,030
Distributions in excess of net investment income                     (440,124)

Net assets                                                       $199,584,648

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($140,019,036 [DIV] 11,307,263 shares)                         $12.38
Class B ($57,347,103 [DIV] 4,632,030 shares)                           $12.38
Class C ($2,218,509 [DIV] 179,184 shares)                              $12.38

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($12.38 [DIV] 95%)                                           $13.03
Class C ($12.38 [DIV] 99%)                                             $12.51

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
June 30, 2001
(unaudited).1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Interest (including income on securities loaned of $2,480)         $2,503,407
Dividends (net of foreign withholding taxes of $8,317)              1,614,529

Total investment income                                             4,117,936

EXPENSES
Investment management fee                                             649,457
Class A distribution and service fee                                  221,383
Class B distribution and service fee                                  335,100
Class C distribution and service fee                                    9,386
Transfer agent fee                                                    366,138
Registration and filing fees                                           26,130
Custodian fee                                                          23,840
Accounting and legal services fee                                      21,177
Auditing fee                                                           16,420
Printing                                                                8,875
Miscellaneous                                                           5,719
Trustees' fees                                                          4,122
Interest expense                                                        1,948
Legal fees                                                                975

Total expenses                                                      1,690,670

Net investment income                                               2,427,266

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments sold                               1,528,355
Change in net unrealized appreciation (depreciation)
  on investments                                                  (12,145,942)

Net realized and unrealized loss                                  (10,617,587)

Decrease in net assets from operations                            ($8,190,321)

1 Semiannual period from 1-1-01 through 6-30-01.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the pre
vious period. The
difference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.

                                               YEAR        PERIOD
                                              ENDED         ENDED
                                           12-31-00       6-30-01 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                    $4,833,771    $2,427,266
Net realized gain                        10,569,027     1,528,355
Change in net unrealized
  appreciation (depreciation)           (21,755,889)  (12,145,942)
Decrease in net assets resulting
  from operations                        (6,353,091)   (8,190,321)

Distributions to shareholders
From net investment income
Class A                                  (3,174,634)   (2,000,357)
Class B                                  (1,558,890)     (635,012)
Class C                                     (16,230)      (21,090)
From net realized gain
Class A                                  (4,509,993)           --
Class B                                  (2,531,171)           --
Class C                                     (43,240)           --
                                        (11,834,158)   (2,656,459)

From fund share transactions              1,522,961   (15,487,476)

NET ASSETS
Beginning of period                     242,583,192   225,918,904

End of period 2                        $225,918,904  $199,584,648

1 Semiannual period from 1-1-01 through 6-30-01. Unaudited.

2 Includes undistributed (distributions in excess of) net investment income of $66,657 and ($440,124), respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          12-31-96    12-31-97    12-31-98    12-31-99    12-31-00     6-30-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.75      $12.27      $13.33      $14.06      $14.05      $13.03
Net investment income 2                                   0.41        0.37        0.36        0.35        0.33        0.16
Net realized and unrealized
  gain (loss) on investments                              0.99        2.14        1.47        0.18       (0.59)      (0.64)
Total from
  investment operations                                   1.40        2.51        1.83        0.53       (0.26)      (0.48)
Less distributions
From net investment income                               (0.41)      (0.37)      (0.36)      (0.36)      (0.33)      (0.17)
In excess of net
  investment income                                         --          --          --          -- 3        --          --
From net realized gain                                   (0.47)      (1.08)      (0.74)      (0.18)      (0.43)         --
                                                         (0.88)      (1.45)      (1.10)      (0.54)      (0.76)      (0.17)
Net asset value,
  end of period                                         $12.27      $13.33      $14.06      $14.05      $13.03      $12.38
Total return 4 (%)                                       12.13       20.79       14.01        3.89       (1.83)      (3.66) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $71         $84         $97        $131        $148        $140
Ratio of expenses to average
  net assets (%)                                          1.29        1.22        1.21        1.22        1.31        1.34 6
Ratio of net investment income
  to average net assets (%)                               3.33        2.77        2.61        2.47        2.52        2.47 6,7
Portfolio turnover (%)                                      80         115          83          94          99          52

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          12-31-96    12-31-97    12-31-98    12-31-99    12-31-00     6-30-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.74      $12.27      $13.33      $14.06      $14.05      $13.03
Net investment income 2                                   0.32        0.28        0.27        0.26       (0.24)       0.12
Net realized and unrealized
  gain (loss) on investments                              1.01        2.14        1.46        0.17       (0.59)      (0.64)
Total from
  investment operations                                   1.33        2.42        1.73        0.43       (0.35)      (0.52)
Less distributions
From net investment income                               (0.33)      (0.28)      (0.26)      (0.26)      (0.24)      (0.13)
In excess of net
  investment income                                         --          --          --          -- 3        --          --
From net realized gain                                   (0.47)      (1.08)      (0.74)      (0.18)      (0.43)         --
                                                         (0.80)      (1.36)      (1.00)      (0.44)      (0.67)      (0.13)
Net asset value,
  end of period                                         $12.27      $13.33      $14.06      $14.05      $13.03      $12.38
Total return 4 (%)                                       11.46       19.96       13.23        3.16       (2.51)      (4.00) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $91        $101        $116        $112         $77         $57
Ratio of expenses to average
  net assets (%)                                          1.99        1.91        1.88        1.92        2.01        2.04 6
Ratio of net investment income
  to average net assets (%)                               2.63        2.08        1.93        1.76        1.78        1.76 6,7
Portfolio turnover (%)                                      80         115          83          94          99          52

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          12-31-99 8  12-31-00     6-30-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $14.60      $14.05      $13.03
Net investment income 2                                   0.19        0.24        0.11
Net realized and unrealized loss on investments          (0.37)      (0.59)      (0.63)
Total from investment operations                         (0.18)      (0.35)      (0.52)
Less distributions
From net investment income                               (0.19)      (0.24)      (0.13)
In excess of net investment income                          -- 3        --          --
From net realized gain                                   (0.18)      (0.43)         --
                                                         (0.37)      (0.67)      (0.13)
Net asset value, end of period                          $14.05      $13.03      $12.38
Total return 4 (%)                                       (1.15) 5    (2.51)      (4.00) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     -- 9        $1          $2
Ratio of expenses to average net assets (%)               1.84 6      2.01        2.04 6
Ratio of net investment income
  to average net assets (%)                               1.88 6      1.93        1.76 6,7
Portfolio turnover (%)                                      94          99          52

1 Semiannual period from 1-1-01 through 6-30-01. Unaudited.

2 Based on the average of the shares outstanding at the end of each month.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 2.53%, 1.82% and 1.82% for Class A, Class B and Class C shares, respectively.

8 Class C shares began operations on 5-3-99.

9 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock Balanced Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to provide current income, long-term growth of capital and income, and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $2,208,714, and the weighted average interest rate was 4.60%. Interest expense includes $1,948 paid under the line of credit. There was no outstanding borrowing under the line of credit on June 30, 2001.

Securities lending

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2001, the Fund loaned securities having a market value of $5,300,000 collateralized by securities in the amount of $5,331,093.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of 0.60% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended June 30, 2001, JH Funds received net up-front sales charges of $157,797 with regard to sales of Class A shares. Of this amount, $22,657 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $114,412 was paid as sales commissions to unrelated broker-dealers and $20,728 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended June 30, 2001, JH Funds received net up-front sales charges of $14,425 with regard to sales of Class C shares. Of this amount, $11,732 was paid as sales commissions to unrelated broker-dealers and $2,693 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended June 30, 2001, CDSCs received by JH Funds amounted to $53,414 for Class B shares and $99 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compen sation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 12-31-00           PERIOD ENDED 6-30-01 1
                               SHARES          AMOUNT        SHARES           AMOUNT
------------------------------------------------------------------------------------
CLASS A SHARES
Sold                        7,705,808    $103,545,692     5,479,823      $69,965,229
Distributions reinvested      563,483       7,431,015       154,549        1,917,133
Repurchased                (6,220,255)    (83,359,601)   (5,677,018)     (72,450,712)
Net increase (decrease)     2,049,036     $27,617,106       (42,646)       ($568,350)

CLASS B SHARES
Sold                          597,586      $7,953,109       467,496       $5,905,275
Distributions reinvested      282,664       3,726,478        46,823          580,830
Repurchased                (2,943,304)    (38,976,058)   (1,760,803)     (22,235,736)
Net decrease               (2,063,054)   ($27,296,471)   (1,246,484)    ($15,749,631)

CLASS C SHARES
Sold                          123,570      $1,665,065        97,832       $1,229,604
Distributions reinvested        4,185          55,081         1,551           19,245
Repurchased                   (38,054)       (517,820)      (33,397)        (418,344)
Net increase                   89,701      $1,202,326        65,986         $830,505

NET INCREASE (DECREASE)        75,683      $1,522,961    (1,223,144)    ($15,487,476)


1 Semiannual period from 1-1-01 through 6-30-01. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2001, aggregated $82,946,186 and $72,631,804, respectively. Purchases and proceeds from sales of obligations of the U.S. government, during the year ended June 30, 2001, aggregated $22,952,578 and $44,115,523, respectively.

The cost of investments owned at June 30, 2001 (including short-term investments) for federal income tax purposes was $175,026,156. Gross unrealized appreciation and depreciation of investments aggregated $29,916,655 and $12,484,603, respectively, resulting in net unrealized appreciation of $17,432,052.

NOTE E
Change in accounting principle

Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $277,588 reduction in the cost of securities and a corresponding increase in net unrealized appreciation on investments, based on securities held as of December 31, 2000.

The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $64,094, decrease unrealized appreciation on investments by $74,610 and increase net realized gain on investments by $138,704. The effect of this change on the per share operating performance and the annualized ratio of net investment income to average net assets for the period ended June 30, 2001 was as follows: decrease in net investment income by less than $0.01 per share, decrease in net realized and unrealized loss by less than $0.01 per share, and decrease in the ratio of net investment income to average net assets by 0.06%, for each class of shares.

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.



FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President
and Treasurer

Thomas H. Connors
Vice President
and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of the shareholders of the John Hancock Balanced Fund.

360SA  6/01
       8/01






John Hancock

Large Cap
Value
Fund

SEMI
ANNUAL
REPORT

6.30.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


Dear Fellow Shareholders,

The U.S. stock market has had a rough beginning in 2001, as last year's downward spiral continued due to growing concern over the slowing economy and a parade of disappointing earnings announcements. The Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, fell by 6.69% in the first six months of the year. The Federal Reserve aggressively began to attack the economic slowdown with interest-rate cuts totaling 2.75 percentage points between January and the end of June. By April, investors began to believe the worst might be over, prompting a sharp stock rally that month. Bonds wound up outperforming stocks overall.

Even with the spring upturn, the stock market remains indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery. More than ever, this is a time to keep a long-term investment perspective and check in with your investment professional to ensure that your portfolio is adequately diversified.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer




YOUR FUND
AT A GLANCE

The Fund seeks
the highest total
return (capital
appreciation plus
current income)
that is consistent
with reasonable
safety of capital
by investing
primarily in
stocks of large-
capitalization
companies
believed to be
undervalued.

Over the last six months

* Stock market volatility continued as the economy remained weak.

* The Fund had better-than-average performance from its technology stocks.

* The Fund pared its financial stocks that had benefited from lower interest rates.

John Hancock Large Cap Value Fund

[Bar chart with heading "John Hancock Large Cap Value Fund." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 7% at the top. The first bar represents the 6.50% total return for Class A. The second bar represents the 6.04% total return for Class B. The third bar represents the 6.04% total return for Class C. The fourth bar represents the 4.06% total return for Class I. A note below the chart reads "Total returns are at net asset value with all distributions reinvested. 1From inception March 1, 2001 through June 30, 2001."]


1 From inception March 1, 2001 through June 30, 2001.

Top 10 holdings

6.1% 2  Agere Systems, Inc. (Class A)
5.7% 2  AT&T Corp. -- Liberty Media Group
5.1% 2  Tyco International Ltd.
5.0%    Sprint Corp.
5.0%    Hughes Electronics
4.6%    Citigroup, Inc.
4.5%    Computer Associates International, Inc.
4.5%    Parametric Technology Corp.
4.1%    Viacom, Inc. (Class B)
3.5%    Schering-Plough Corp.

As a percentage of net assets on June 30, 2001.

2 Under 5% at time of purchase.



BY TIMOTHY E. QUINLISK, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND JAMES S. YU, CFA, AND R. SCOTT MAYO, CFA, PORTFOLIO MANAGERS

John Hancock
Large Cap Value Fund

MANAGERS'
REPORT

The first half of 2001 was not what investors had hoped. The Federal Reserve significantly lowered short-term interest rates between January and June, but the economy remained sluggish. Corporations with declining revenues and earnings cut back on spending, triggering earnings disappointments for many suppliers as well. Tough year-over-year earnings comparisons caused further volatility in the market, especially during the first quarter, when stock prices fell sharply. The market appeared to reach bottom early in the second quarter, gaining some ground as investors began buying stocks that would benefit from an improved economy. Many stocks in sectors like technology and telecommunications, however, continued to plummet. The Standard & Poor's 500 Index returned a disappointing -6.69% for the six months ended June 30, 2001.

"The first half of 2001
 was not what investors
 had hoped."

STOCK-PICKER'S MARKET

The market's volatility and weak economic environment forced investors to focus on company fundamentals, such as sales and earnings and valuation (or stock prices relative to earnings growth). This hurt many large-company stocks, whose valuations looked high compared with their small- and mid-cap counterparts. But it gave an edge to value stocks in areas like natural resources, energy and finance. Across all industries, stock selection -- choosing companies that could meet their earnings targets -- was key. Lower stock prices made sense where sales had fallen severely or balance sheets carried too much debt. But too often problems at one company triggered indiscriminate selling throughout the industry. This created unique opportunities to buy great businesses at bargain prices.

[A photo of Team leader Timothy Quinlisk flush right next to first paragraph.]

STRONG FUND PERFORMANCE

The market's volatility allowed us to build the Fund's stakes in top-quality businesses with the ability to grow and create value over a long period. Our focus was on companies where there was a catalyst -- such as a restructuring, new management or new product -- that would help unlock the stock's intrinsic value. Strong stock selection resulted in John Hancock Large Cap Value Fund's Class A, Class B and Class C shares returning 6.50%, 6.04% and 6.04%, respectively, at net asset value, during the six months ended June 30, 2001. By comparison, the average multi-cap core fund returned -6.34% during the same period, according to Lipper, Inc.1 Class I shares, which were launched on March 1, 2001, returned 4.06%. Keep in mind that your net asset value will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven.

"The Fund maintained
 an above-average
 investment in beaten-
 down technology stocks,
 some of which rebounded
 nicely during the period."

TECHNOLOGY AND MEDIA WINNERS

The Fund maintained an above-average investment in beaten-down technology stocks, some of which rebounded nicely during the period. Microsoft and Dell Computer rallied as investors regained confidence in their ability to meet earnings forecasts. We took profits as the stocks reached our price targets. Computer Associates International, which develops software for mainframes, benefited from improved accounting practices and strong demand related to IBM's new mainframe offering. Media companies like AT&T's Liberty Media Group, Clear Channel Communications, USA Networks and Viacom also turned in solid returns as investors began recognizing the value of their assets. Our best performer was Cendant, a company known for its hotel franchising and real estate operations. It made a huge comeback as management addressed past accounting problems, exceeded earnings expectations and announced it would divest its non-core businesses. We later took profits and sold our stake.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Telecommunications 24%, the second is Media 14%, the third Electronics 13%, the fourth Medical 12%, and the fifth Computers 11%.

TECHNOLOGY AND TELECOM DISAPPOINTMENTS

Unfortunately, some of our other technology investments slid 50% or more during the period. Lucent Technologies got hit by both the downturn in fiber-optics spending and internal management upheavals. Conexant Systems, which makes semiconductor products used in wireless communications, and Corning, which supplies the fiber for fiber-optics networks, were pummeled as telecom spending came to a screeching halt. And software stocks like Wind River Systems and Parametric Technology suffered as companies deferred technology-related spending. We believe all these companies have strong prospects that will be recognized once the economic outlook improves. Most telecommunications stocks also took severe beatings, including Nextel Communications, a wireless operator with high revenues per subscriber, per month, and CenturyTel, a well-managed competitive local exchange carrier with great profit margins.

"The market volatility
 created some unique
 buying opportunities,
 especially in the
 technology, telecom
 and media sectors.

BUYING OPPORTUNITIES

The market volatility created some unique buying opportunities, especially in the technology, telecom and media sectors. A new addition was Agere Systems, a leader in optical electronic components that was recently spun off by Lucent Technologies at a very attractive price. We also increased our stakes in technology names we already owned, including Parametric Technology and Conexant Systems. In the telecom area, we boosted our investment in Sprint, which tumbled as telecom spending slowed and two large investors sold out. And we added to Hughes Electronics, a satellite company that has compelling economics and is currently up for sale by its parent company, General Motors. In the finance sector, we added to our stake in Citigroup, which was selling at attractive levels relative to its intrinsic value. Finally, cheap health-care valuations prompted us to buy shares in well-known pharmaceuticals like Schering-Plough and Bristol-Myers Squibb, both of which have solid growth prospects.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Computer Associates International followed by an up arrow with the phrase "Improved demand for mainframe software." The second listing is Viacom followed by an up arrow with the phrase "Competitive edge from great media assets." The third listing is Tyco International followed by a down arrow with the phrase "Investors' concerns over recent acquisition."]

"Stock prices should benefit
 as year-over-year earnings
 comparisons become
 easier and as the economic
 outlook improves."

A LOOK AHEAD

We believe both the economy and the stock market are poised for recovery. While the economy remains sluggish, there are many indications that it could be at or near the bottom. U.S. economic growth in 2001 will not be as robust as it was in early 2000, but it should still be good, especially as lower interest rates kick in. We're also optimistic about stocks. A lot of companies announced in advance that they would miss their second-quarter earnings targets, which means the bad news is already reflected in their stock prices. Stock prices should benefit as year-over-year earnings comparisons become easier and as the economic outlook improves. At current levels, the market is offering a lot of attractive buying opportunities for relative-value stock pickers like us.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
June 30, 2001.

The index used for
comparison is the
Standard & Poor's
500 Index, an
unmanaged index
that includes 500
widely traded
common stocks.

It is not possible to
invest in an index.

                     Class A    Class B    Class C    Class I 2      Index
Inception date       10-4-49    8-22-91     5-1-98     3-1-01           --
Average annual returns with maximum sales charge (POP)
One year              -5.25%     -5.00%     -2.84%         --      -14.82%
Five years            18.96%     19.09%         --         --       14.48%
Ten years             16.24%         --         --         --       15.09%
Since inception           --     15.49%     11.14%       4.06% 1        --

Cumulative total returns with maximum sales charge (POP)
Six months             1.18%      1.04%      3.98%         --       -6.69%
One year              -5.25%     -5.00%     -2.84%         --      -14.82%
Five years           138.24%    139.56%         --         --       96.60%
Ten years            350.18%        --          --         --      307.72%
Since inception           --    313.72%     39.69%      4.06%           --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 Not annualized.

2 For certain types of investors, as described in the Fund's prospectus for Class I shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Value Fund, before sales charge, and is equal to $47,387 as of June 30, 2001. The second line represents the value of the same hypothetical investment made in the John Hancock Large Cap Value Fund, after sales charge, and is equal to $45,018 as of June 30, 2001. The third line represents the Index and is equal to $40,772 as of June 30, 2001.

                                    Class B 1    Class C 1    Class I 2
Inception date                      8-22-91       5-1-98       3-1-01
Without sales charge                $41,372      $14,108      $10,406
With maximum sales charge                --      $13,967           --
Index                               $38,059      $11,469       $9,817

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of June 30, 2001. (Effective July 1, 2001, the minimum initial investment for Class I shares was reduced from $250,000 to $10,000.) Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors, as described in the Fund's prospectus for Class I shares.



FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2001
(unaudited).

This schedule has one main category: common stocks, which are broken down by industry group.

SHARES               ISSUER                                                           VALUE

COMMON STOCKS 100.23%                                                        $1,809,915,390
(Cost $1,896,220,028)

Aerospace 1.19%                                                                 $21,538,688
   811,250           Raytheon Co.                                                21,538,688

Computers 10.69%                                                                192,991,506
 2,260,040           Computer Associates International, Inc.                     81,361,440
   425,000           IMS Health, Inc.                                            12,112,500
 1,483,000           MicroStrategy, Inc. *                                        4,152,400
 5,747,850           Parametric Technology Corp.*                                80,412,422
   856,400           Wind River Systems, Inc.*                                   14,952,744

Containers 0.27%                                                                  4,886,120
   131,171           Sealed Air Corp.*                                            4,886,120

Cosmetics & Personal Care 1.76%                                                  31,732,454
 1,094,600           Gillette Co. (The)                                          31,732,454

Diversified Operations 5.08%                                                     91,750,750
 1,683,500           Tyco International, Ltd.                                    91,750,750

Electronics 13.26%                                                              239,382,970
14,628,930           Agere Systems, Inc. (Class A)*                             109,716,975
   346,750           Amphenol Corp. (Class A)*                                   13,887,337
 4,283,550           Conexant Systems, Inc.*                                     38,337,773
   417,000           Flextronics International Ltd. (Singapore)*                 10,887,870
   373,000           Sanmina Corp.*                                               8,731,930
   200,000           Sony Corp. (Japan)                                          13,149,920
   800,000           Texas Instruments, Inc.                                     25,200,000
 1,194,550           Vicor Corp.*                                                19,471,165

Fiber Optics 2.52%                                                               45,541,840
 2,438,000           Finisar Corp.*                                              45,541,840

Finance 6.04%                                                                   108,960,542
   686,000           American Express Co.                                        26,616,800
 1,558,360           Citigroup, Inc.                                             82,343,742

Insurance 5.46%                                                                  98,544,177
   712,395           ACE, Ltd. (Bermuda)                                         27,847,521
   844,609           Ambac Financial Group, Inc.                                 49,156,243
   262,368           XL Capital, Ltd. (Class A)                                  21,540,413

Media 14.00%                                                                    252,878,533
 5,884,656           AT&T Corp. -- Liberty Media Group (Class A)*               102,922,633
   627,000           Clear Channel Communications, Inc.*                         39,312,900
   190,000           Metro-Goldwyn-Mayer, Inc.*                                   4,303,500
 1,147,500           USA Networks, Inc.*                                         32,130,000
 1,434,000           Viacom, Inc. (Class B)*                                     74,209,500

Medical 11.95%                                                                  215,823,461
   750,250           Abbott Laboratories                                         36,019,502
 1,610,000           Apogent Technologies, Inc.*                                 39,606,000
 1,038,500           Bristol-Myers Squibb Co.                                    54,313,550
   490,150           Pharmacia Corp.                                             22,522,393
 1,748,400           Schering-Plough Corp.                                       63,362,016

Mortgage Banking 1.45%                                                           26,250,000
   375,000           Freddie Mac                                                 26,250,000

Oil & Gas 0.59%                                                                  10,688,009
    86,711           Alberta Energy Co. Ltd. (Canada) #                           3,571,149
   208,400           Unocal Corp.                                                 7,116,860

Retail 1.83%                                                                     33,080,850
 1,222,500           McDonald's Corp.                                            33,080,850

Telecommunications 24.14%                                                       435,865,490
 1,173,670           ANTEC Corp.*                                                14,553,508
   995,000           CenturyTel, Inc.                                            30,148,500
 1,600,000           Citizens Communications Co.                                 19,248,000
   949,000           Corning, Inc.                                               15,857,790
 4,418,900           Hughes Electronics Corp.                                    89,482,725
 4,477,964           Lucent Technologies, Inc.                                   27,763,377
 3,077,100           Nextel Communications, Inc. (Class A)*                      53,849,250
 1,857,000           Nextel Partners, Inc. (Class A)*                            28,820,640
   480,000           QUALCOMM, Inc.*                                             28,070,400
 4,205,000           Sprint Corp.                                                89,818,800
   715,000           Verizon Communications, Inc.                                38,252,500

TOTAL INVESTMENTS 100.23%                                                    $1,809,915,390

OTHER ASSETS AND LIABILITIES, NET (0.23%)                                       ($4,133,915)

TOTAL NET ASSETS 100.00%                                                     $1,805,781,475

Notes to Fund's Investments

* Non-income producing security.

# Shares outstanding of common stock is expressed in local currency, as shown parenthetically in security description.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer;
however, the security is U. S. dollar-denominated.

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to financial statements.



ASSETS AND
LIABILITIES

June 30, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $1,896,220,028)                     $1,809,915,390
Receivable for shares sold                                          3,135,200
Dividends and interest receivable                                     905,040
Other assets                                                          137,099

Total assets                                                    1,814,092,729

LIABILITIES
Due to custodian                                                    4,016,901
Payable for shares repurchased                                        707,189
Payable for bank loan                                               1,666,000
Payable to affiliates                                               1,921,164

Total liabilities                                                   8,311,254

NET ASSETS
Capital paid-in                                                 1,691,051,754
Accumulated net realized gain on investments                      209,265,950
Net unrealized depreciation of investments and
translation of assets and liabilities in foreign currencies       (86,304,495)
Accumulated net investment loss                                    (8,231,734)

Net assets                                                     $1,805,781,475

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($854,686,632 [DIV] 38,352,365 shares)                         $22.29
Class B ($838,703,557 [DIV] 38,537,876 shares)                         $21.76
Class C ($110,716,859 [DIV] 5,087,352 shares)                          $21.76
Class I ($1,674,427 [DIV] 75,133 shares)                               $22.29

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($22.29 [DIV] 95%)                                           $23.46
Class C ($21.76 [DIV] 99%)                                             $21.98

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
June 30, 2001
(unaudited).1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $8,168)             $5,030,050
Securities lending income                                             694,430
Interest                                                              286,667

Total investment income                                             6,011,147

EXPENSES
Class A distribution and service fee                                1,046,947
Class B distribution and service fee                                4,086,715
Class C distribution and service fee                                  443,717
Class A, B and C transfer agent fee                                 2,597,391
Class I transfer agent fee                                                167
Investment management fee                                           5,450,970
Accounting and legal services fee                                     170,628
Interest expense                                                      108,113
Custodian fee                                                          97,567
Registration and filing fees                                           83,652
Trustees' fees                                                         25,540
Miscellaneous                                                          23,718
Printing                                                               20,219
Auditing fee                                                           15,966
Legal fees                                                              8,712

Total expenses                                                     14,180,022

Net investment loss                                                (8,168,875)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                       122,215,080
Foreign currency transactions                                            (179)
Change in net unrealized appreciation (depreciation) on
Investments                                                       (15,157,945)
Translation of assets and liabilities in foreign currencies               143

Net realized and unrealized gain                                  107,057,099

Increase in net assets from operations                            $98,888,224

1 Semiannual period from 1-1-01 through 6-30-01.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the
previous period.
The difference
reflects earnings
less expenses,
any investment
gains and losses,
distributions paid
to shareholders
and any increase
or decrease in
money share-
holders invested
in the Fund.

                                                 YEAR            PERIOD
                                                ENDED             ENDED
                                             12-31-00           6-30-01 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                      ($12,686,480)      ($8,168,875)

Net realized gain                         375,682,258       122,214,901
Change in net unrealized
  appreciation (depreciation)            (426,824,628)      (15,157,802)
Increase (decrease) in net assets
  resulting from operations               (63,828,850)       98,888,224

Distributions to shareholders
From net realized gain
Class A                                  (174,759,440)               --
Class B                                  (185,526,806)               --
Class C                                   (12,131,626)               --
                                         (372,417,872)               --

From fund share transactions              681,351,311        76,578,803

NET ASSETS
Beginning of period                     1,385,209,859     1,630,314,448

End of period 2                        $1,630,314,448    $1,805,781,475

1 Semiannual period from 1-1-01 through 6-30-01. Unaudited.

2 Includes accumulated net investment loss of $62,859 and $8,231,734, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                     8-31-96    12-31-96 1  12-31-97    12-31-98    12-31-99    12-31-00     6-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                             $13.38      $15.07      $15.62      $19.32      $21.26      $27.02      $20.93
Net investment income (loss) 3                      0.19        0.05        0.12        0.16        0.09 4     (0.10)      (0.06)
Net realized and unrealized
  gain on investments                               1.84        2.15        5.57        2.85        7.80        0.07        1.42
Total from investment
  operations                                        2.03        2.20        5.69        3.01        7.89       (0.03)       1.36
Less distributions
From net investment income                         (0.19)      (0.08)      (0.07)      (0.14)         --          --          --
From net realized gain                             (0.15)      (1.57)      (1.92)      (0.93)      (2.13)      (6.06)         --
                                                   (0.34)      (1.65)      (1.99)      (1.07)      (2.13)      (6.06)         --
Net asset value,
  end of period                                   $15.07      $15.62      $19.32      $21.26      $27.02      $20.93      $22.29
Total return 5 (%)                                 15.33       14.53 6     36.71       15.94 7     37.89       (2.93)       6.50 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                     $140        $163        $303        $421        $604        $774        $855
Ratio of expenses
  to average net assets (%)                         1.17        1.22 8      1.12        1.16 9      1.17        1.14        1.24 8
Ratio of net investment
  income (loss) to average
  net assets (%)                                    1.28        0.85 8      0.65        0.79 9      0.40       (0.39)      (0.55) 8
Portfolio turnover (%)                                74          26         102 10       64         113         112          40

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                     8-31-96    12-31-96 1  12-31-97    12-31-98    12-31-99    12-31-00     6-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                             $13.41      $15.10      $15.66      $19.31      $21.20      $26.79      $20.52
Net investment income (loss) 3                      0.08        0.01       (0.02)       0.01       (0.07)      (0.30)      (0.14)
Net realized and unrealized
  gain on investments                               1.85        2.14        5.60        2.84        7.75        0.09        1.38
Total from investment
  operations                                        1.93        2.15        5.58        2.85        7.68       (0.21)       1.24
Less distributions
From net investment income                         (0.09)      (0.02)      (0.01)      (0.03)         --          --          --
From net realized gain                             (0.15)      (1.57)      (1.92)      (0.93)      (2.09)      (6.06)         --
                                                   (0.24)      (1.59)      (1.93)      (0.96)      (2.09)      (6.06)         --
Net asset value,
  end of period                                   $15.10      $15.66      $19.31      $21.20      $26.79      $20.52      $21.76
Total return 5 (%)                                 14.49       14.15 6     35.80       15.05 7     36.95       (3.64)       6.04 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                     $126        $146        $340        $548        $768        $791        $839
Ratio of expenses
  to average net assets (%)                         1.90        1.98 8      1.87        1.91 9      1.88        1.89        1.99 8
Ratio of net investment
  income (loss) to average
  net assets (%)                                    0.55        0.10 8     (0.10)       0.05 9     (0.31)      (1.13)      (1.30) 8
Portfolio turnover (%)                                74          26         102 10       64         113         112          40

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                    12-31-98 11 12-31-99    12-31-00     6-30-01 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period              $22.03      $21.20      $26.79      $20.52
Net investment income (loss) 3                      0.03       (0.09)      (0.29)      (0.14)
Net realized and unrealized gain on investments     0.09        7.77        0.08        1.38
Total from investment operations                    0.12        7.68       (0.21)       1.24
Less distributions
From net investment income                         (0.02)         --          --          --
From net realized gain                             (0.93)      (2.09)      (6.06)         --
                                                   (0.95)      (2.09)      (6.06)         --
Net asset value, end of period                    $21.20      $26.79      $20.52      $21.76
Total return 5 (%)                                  0.83 6,7   36.94       (3.64)       6.04 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $5         $13         $66        $111
Ratio of expenses to average net assets (%)         1.92 8,9    1.92        1.89        1.98 8
Ratio of net investment income (loss) to average
  net assets (%)                                    0.28 8,9   (0.40)      (1.14)      (1.29) 8
Portfolio turnover (%)                                64         113         112          40

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                      6-30-01 11
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $21.42
Net investment loss 3                                  -- 12
Net realized and unrealized gain on investments      0.87
Total from investment operations                     0.87
Net asset value, end of period                     $22.29
Total return 5 (%)                                   4.06 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2
Ratio of expenses to average net assets (%)          0.66 8
Ratio of net investment loss to average
  net assets (%)                                    (0.01) 8
Portfolio turnover (%)                                 40

 1 Effective 12-31-96, the fiscal year end changed from August 31 to December 31.

 2 Semiannual period from 1-1-01 through 6-30-01. Unaudited.

 3 Based on the average of the shares outstanding at the end of each month.

 4 Class A has net investment income because of its relatively lower class expenses, as compared to other share classes.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Not annualized.

 7 The total return would have been lower had certain expenses not been reduced during the periods shown.

 8 Annualized.

 9 Reflects expense reduction in effect during the year ended 12-31-98.
   Absent such reduction, the ratio of expenses to average net assets would have been 1.18%, 1.93% and 1.94% for Class A, Class B and Class C shares, respectively.

10 Portfolio turnover rate excludes merger activity.

11 Class C shares began operations on 5-1-98. Class I shares began operations on 3-1-01.

12 Less than $0.01 per share.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock Large Cap Value Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to obtain the highest total return, a combination of capital appreciation and current income, consistent with reasonable safety of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The Trustees authorized the issuance of Class I shares effective March 1, 2001. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $3,846,887, and the weighted average interest rate was 4.86%. Interest expense includes $27,135 paid under the line of credit. At June 30, 2001, the borrowings outstanding amounted to $1,666,000.

Securities lending

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2001, the Fund loaned securities having a market value of $34,512,189 collateralized by securities in the amount of $34,638,865.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency-denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had no open forward foreign currency exchange contracts on June
30, 2001.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to 0.625% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended June 30, 2001, JH Funds received net up-front sales charges of $1,354,954 with regard to sales of Class A shares. Of this amount, $177,177 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,022,243 was paid as sales commissions to unrelated broker-dealers and $155,534 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended June 30, 2001, JH Funds received net up-front sales charges of $477,544 with regard to sales of Class C shares. Of this amount, $465,646 was paid as sales commissions to unrelated broker-dealers and $11,898 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended June 30, 2001, CDSCs received by JH Funds amounted to $660,122 for Class B shares and $28,178 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. With respect to Class A, Class B and Class C shares, the Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses aggregated and allocated to each class on the basis of their relative net asset values. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets attributable to Class I shares plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                   YEAR ENDED 12-31-00        PERIOD ENDED 6-30-01 1
                                 SHARES         AMOUNT       SHARES         AMOUNT
CLASS A SHARES
Sold                         16,831,905   $453,155,587   12,234,371   $268,535,372
Distributions reinvested      6,561,238    157,079,473           --             --
Repurchased                  (8,794,012)  (238,010,454  (10,840,040)  (235,530,112)
Net increase                 14,599,131   $372,224,606    1,394,331    $33,005,260

CLASS B SHARES
Sold                         11,685,154   $308,669,767    5,286,363   $113,871,182
Distributions reinvested      6,535,130    153,519,831           --             --
Repurchased                  (8,335,271)  (221,817,057)  (5,310,605)  (113,247,632)
Net increase (decrease)       9,885,013   $240,372,541      (24,242)      $623,550

CLASS C SHARES
Sold                          2,833,124    $72,992,022    2,347,811    $51,051,269
Distributions reinvested        429,513     10,090,072           --             --
Repurchased                    (538,062)   (14,327,930)    (458,086)    (9,699,992)
Net increase                  2,724,575    $68,754,164    1,889,725    $41,351,277

CLASS I SHARES 2
Sold                                 --             --      112,695     $2,405,680
Repurchased                          --             --      (37,562)      (806,964)
Net increase                         --             --       75,133     $1,598,716

NET INCREASE                 27,208,719   $681,351,311    3,334,947    $76,578,803

1 Semiannual period from 1-1-01 through 6-30-01. Unaudited.

2 Class I shares began operations on 3-1-01.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2001, aggregated $795,518,160 and $702,003,285, respectively.

The cost of investments owned at June 30, 2001 (including short-term investments) for federal income tax purposes was $1,896,996,257. Gross unrealized appreciation and depreciation of investments aggregated $288,782,363 and $375,863,230, respectively, resulting in net unrealized depreciation of $87,080,867.



FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President
and Treasurer

Thomas H. Connors
Vice President
and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of the shareholders of the John Hancock Large Cap Value Fund.

500SA  6/01
       8/01